Public Offering (Details) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended
	Feb. 23, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Public Offering (Details) [Line Items]
Sale of units			17,250,000
Sale of stock price per share			$ 0.72	$ 0.53
Purchase of aggregate units		475,000
Private placement price per share		$ 10
Underwriting commissions percentage		2.00%
Business Combination [Member]
Public Offering (Details) [Line Items]
Business combination cash fee percenatge		3.50%
Proposed Public Offering [Member]
Public Offering (Details) [Line Items]
Sale of units		15,000,000
Sale of stock price per share		$ 10
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of units	2,250,000
Underwriters units		520,000
Over-Allotment Option [Member] | Minimum [Member]
Public Offering (Details) [Line Items]
Underwriters amount		$ 5,250,000
Over-Allotment Option [Member] | Maximum [Member]
Public Offering (Details) [Line Items]
Underwriters amount		$ 6,037,500
IPO [Member]
Public Offering (Details) [Line Items]
Sale of units	17,250,000
Sale of stock price per share	$ 10
Common stock par value			0.0001
Additional units purchased		2,250,000
Class A common stock [Member]
Public Offering (Details) [Line Items]
Sale of stock price per share			11.5
Common stock par value		$ 0.0001	$ 0.0001
Common stock price per share		$ 11.5